Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Schedule of composition of loans and borrowings

	Weighted average effective
	interest rate as of December 31		2025	2024
	2025	2024
Local currency
Bonds	6.2%	9.8%	4,985	5,193
Commercial and syndicated loan	7.3%	11.7%	6,199	5,302
Lease liabilities	8.8%	9.2%	818	876
			12,002	11,371
Foreign currency (1)
Bonds	7.6%	7.0%	79,222	88,881
Commercial and syndicated loans	6.5%	6.5%	16,670	18,254
Loans from related parties (Note 31)	6.0%	6.0%	728	829
Lease liabilities	6.6%	6.5%	578	630
			97,198	108,594
			109,200	119,965
Current			10,080	11,288
Non–current			99,120	108,677
			109,200	119,965
(1)	The reduction in foreign currency debt is primarily due to the decline in the exchange rate. Spot rate fell from $4,409.15 to $3,757.08 between December 31, 2024 and December 31, 2025, respectively.

Schedule of fair value of loans

	2025	2024
Local currency
Bonds	4,904	5,153
Commercial and syndicated loan	6,024	5,973
Lease liabilities	818	876
	11,746	12,002
Foreign currency
Bonds	77,440	83,721
Commercial, syndicated loans and related parties	15,072	20,784
Lease liabilities and related parties	578	630
	93,090	105,135
	104,836	117,137

Schedule of maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2025:

	Up to 1
	year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	223	1,675	1,181	1,906	4,985
Commercial and syndicated loan	563	3,914	1,647	75	6,199
Lease liabilities	141	580	96	1	818
	927	6,169	2,924	1,982	12,002
Foreign currency
Bonds	4,896	27,658	29,195	17,473	79,222
Commercial and syndicated loans and lease liabilities	3,529	12,024	1,621	74	17,248
Loans from related parties	728	—	—	—	728
	9,153	39,682	30,816	17,547	97,198
	10,080	45,851	33,740	19,529	109,200

The following are the maturities of loans and borrowing as of December 31, 2024:

	Up to 1
	year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	375	1,256	1,385	2,177	5,193
Commercial and syndicated loan	554	3,299	1,324	125	5,302
Lease liabilities	225	441	209	1	876
	1,154	4,996	2,918	2,303	11,371
Foreign currency
Bonds	5,548	24,886	37,937	20,510	88,881
Commercial and syndicated loans	3,632	13,827	462	333	18,254
Loans from related parties	829	—	—	—	829
Lease liabilities	125	251	205	49	630
	10,134	38,964	38,604	20,892	108,594
	11,288	43,960	41,522	23,195	119,965

Schedule of Breakdown by type of interest rate and currency

	2025	2024
Local currency
Fixed rate	1,688	1,800
Floating rate	10,314	9,571
	12,002	11,371
Foreign currency
Fixed rate	70,864	83,481
Floating rate	26,334	25,113
	97,198	108,594
	109,200	119,965